                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21466

                  HYPERION COLLATERALIZED SECURITIES FUND, INC.
               (Exact name of registrant as specified in charter)

           Three World Financial Center, 200 Vesey Street, 10th Floor,
                             New York, NY 10281-1010
               (Address of principal executive offices) (Zip code)

       Thomas F. Doodian, Three World Financial Center, 200 Vesey Street,
                             New York, NY 10281-1010
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-549-8400

                     Date of fiscal year end: July 31, 2006

                   Date of reporting period: October 31, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

HYPERION COLLATERALIZED SECURITIES FUND, INC.
PORTFOLIO OF INVESTMENTS (UNAUDITED)
October 31, 2006

                                                                                           PRINCIPAL
                                                                    INTEREST                 AMOUNT
                                                                      RATE      MATURITY     (000S)        VALUE
                                                                   ---------    --------   ---------   -------------
ASSET-BACKED SECURITIES  - 89.1%
   Ace Securities Corp.
      Series 2005-WF1, Class M7(a)                                      6.45%+  05/25/35   $  4,550    $   4,572,782
   Aerco Ltd.
      Series 1X, Class A2                                               5.64+   07/15/23      1,047        1,036,647
      Series 2A, Class A3*                                              5.78+   07/15/25     28,239       24,709,087
                                                                                                       -------------
                                                                                                          25,745,734
                                                                                                       -------------
   Aircraft Finance Trust
      Series 1999-1A, Class A1* (a)                                     5.80+   05/15/24     16,250       11,496,875
      Series 1999-1A, Class A2*                                         5.82+   05/15/24     11,813       11,134,019
                                                                                                       -------------
                                                                                                          22,630,894
                                                                                                       -------------
   Airplanes Pass Through Trust
      Series 1R, Class A8                                               5.70+   03/15/19     31,295       30,043,672
   Ameriquest Finance NIM Trust
      Series 2002-N4A, Class Note*                                     10.33    09/25/32        290           58,056
   Apidos CDO
      Series 2005-2A, Class B*                                          6.18+   12/21/18     10,000       10,037,500
   Asset Backed Funding Certificates
      Series 2005-WMC1, Class M7(a)                                     6.44+   06/25/35      8,604        8,628,633
      Series 2004-FF1, Class M4(a)                                      7.82+   07/25/33      3,000        3,028,656
      Series 2006-OPT1, Class B(a)                                      7.83+   09/25/36      3,520        3,208,726
      Series 2005-WF1, Class M10(a)                                     8.57+   01/25/35      2,934        2,755,871
      Series 2004-FF1, Class M6(a)                                      8.82+   12/25/32      2,200        2,140,411
      Series 2004-FF1, Class M7(a)                                      8.82+   07/25/32      3,000        2,884,986
                                                                                                       -------------
                                                                                                          22,647,283
                                                                                                       -------------
   Asset Backed Securities Corp Home Equity
      Series 2006-HE5, Class M7(a)                                      6.22+   07/25/36        499          500,437
      Series 2006-HE3, Class M6(a)                                      6.32+   03/25/36      4,515        4,527,209
      Series 2006-HE5, Class M9(a)                                      7.17+   07/25/36        987          985,633
      Series 2006-HE3, Class M9(a)                                      7.82+   03/25/36      1,500        1,349,006
      Series 2006-HE5, Class M10* (a)                                   7.82+   07/25/36      4,595        4,116,003
                                                                                                       -------------
                                                                                                          11,478,288
                                                                                                       -------------
   Aviation Capital Group Trust
      Series 2000-1A, Class A1*                                         5.80+   11/15/25      8,498        7,478,510
   Bayview Commercial Asset Trust
      Series 2006-4A, Class B2* (a)                                     6.57+   12/25/36      1,730        1,730,000
      Series 2006-4A, Class B3* (a)                                     7.77+   12/25/36      3,300        3,300,000
      Series 2006-2A, Class B3* (a)                                     8.02+   07/25/36      2,748        2,763,023
      Series 2006-1A, Class B3* (a)                                     8.27+   04/25/36      3,497        3,547,576
      Series 2005-3A, Class B3* (a)                                     8.32+   11/25/35      5,749        5,845,644
      Series 2004-3, Class B2* (a)                                      8.67+   01/25/35      2,669        2,807,640
      Series 2005-1A, Class B3* (a)                                     9.82+   04/25/35      5,200        5,356,926
                                                                                                       -------------
                                                                                                          25,350,809
                                                                                                       -------------
   Bayview Financial Acquisition Trust
      Series 2006-A, Class M1(a)                                        5.78+   02/28/41      3,000        3,018,861
      Series 2006-A, Class M2(a)                                        5.82+   02/28/41      5,000        5,031,405
      Series 2005-C, Class B1(a)                                        6.52+   06/28/44      1,537        1,545,380
      Series 2005-C, Class B2(a)                                        6.67+   06/28/44      1,230        1,239,897
      Series 2006-A, Class B1(a)                                        6.88+   02/28/41      4,798        4,797,986
      Series 2005-C, Class B3(a)                                        7.12+   06/28/44      3,037        3,041,516
      Series 2006-A, Class B2(a)                                        7.68+   02/28/41      5,459        5,429,516
                                                                                                       -------------
                                                                                                          24,104,561
                                                                                                       -------------
   Centex Home Equity
      Series 2005-B, Class M1(a)                                        5.72+   03/25/35      6,000@       6,024,600
   Citigroup Mortgage Loan Trust, Inc.
      Series 2005-OPT4, Class M10(a)                                    7.29+   07/25/35      1,640        1,552,314
      Series 2005-OPT4, Class M11(a)                                    7.29+   07/25/35      3,908        3,456,485
                                                                                                       -------------
                                                                                                           5,008,799
                                                                                                       -------------

HYPERION COLLATERALIZED SECURITIES FUND, INC.
PORTFOLIO OF INVESTMENTS (UNAUDITED)
October 31, 2006

                                                                                           PRINCIPAL
                                                                    INTEREST                 AMOUNT
                                                                      RATE      MATURITY     (000S)        VALUE
                                                                   ---------    --------   ---------   -------------
ASSET-BACKED SECURITIES  (CONTINUED)
   Conseco Financial Securitizations Co.
      Series 2002-1, Class M1A                                          7.37%+  12/01/33   $ 16,500    $  13,860,000
   Countrywide Asset-Backed Certificates
      Series 2006-17, Class M7(a)                                       6.15+   03/25/47      3,500        3,500,000
   Fieldstone Mortgage Investment Corp.
      Series 2005-1, Class M1(a)                                        5.78+   03/25/35      5,000@       5,015,810
      Series 2005-1, Class M8(a)                                        6.67+   03/25/35      2,800        2,808,316
                                                                                                       -------------
                                                                                                           7,824,126
                                                                                                       -------------
   First Franklin Mortgage Loan Asset Backed Certification Trust
      Series 2005-FF3, Class M1(a)                                      5.72+   04/25/35     15,000@      15,057,885
      Series 2006-FF4, Class M7(a)                                      6.42+   03/25/36      4,337        4,349,577
      Series 2006-FFH1, Class M7(a)                                     6.57+   01/25/36      2,500        2,518,425
      Series 2005-FFH3, Class M7(a)                                     6.82+   09/25/35      6,450        6,553,264
      Series 2004-FFH3, Class M7(a)                                     7.12+   10/25/34      6,000        6,115,926
      Series 2005-FFH3, Class M10(a)                                    7.32+   09/25/35      3,150        2,806,861
      Series 2005-FFH3, Class B1* (a)                                   7.32+   09/25/35      5,000        4,300,500
      Series 2005-FF3, Class B1(a)                                      7.72+   04/25/35      2,622        2,383,818
      Series 2005-FFH4, Class M8(a)                                     7.82+   12/25/35     11,730       12,146,603
      Series 2004-FF5, Class M7(a)                                      7.82+   08/25/34      5,000        5,080,590
      Series 2004-FF11, Class M8(a)                                     7.82+   01/25/35      7,805        7,963,137
      Series 2005-FFH4, Class M10(a)                                    7.82+   12/25/35      4,291        3,920,176
      Series 2004-FF5, Class M9(a)                                      8.32+   08/25/34      2,750        2,666,790
      Series 2005-FF4, Class M9(a)                                      8.32+   05/25/35      4,000        3,550,436
      Series 2004-FF11, Class M9(a)                                     8.42+   01/25/35      8,555        8,206,016
      Series 2004-FF6, Class B3(a)                                      8.82+   07/25/34      2,500        2,545,850
      Series 2005-FF1, Class B4* (a)                                    8.82+   12/25/34      2,549        2,480,338
      Series 2004-FF3, Class B2(a)                                      8.82+   05/25/34      5,000        4,994,535
                                                                                                       -------------
                                                                                                          97,640,727
                                                                                                       -------------
   Fremont Home Loan Trust
      Series 2005-1, Class B1(a)                                        6.54+   06/25/35      2,000        1,894,458
      Series 2005-1, Class B2(a)                                        6.54+   06/25/35      3,000        2,699,062
      Series 2005-1, Class B3(a)                                        6.54+   06/25/35      2,000        1,620,938
                                                                                                       -------------
                                                                                                           6,214,458
                                                                                                       -------------
   Green Tree Financial Corp.
      Series 1998-8, Class M2                                           7.08    09/01/30      9,000        1,890,000
      Series 1997-3, Class M1                                           7.53    03/15/28      4,000        3,047,500
                                                                                                       -------------
                                                                                                           4,937,500
                                                                                                       -------------
   HSI Asset Securitization Corp.
      Series 2006-OPT2, Class M6(a)                                     5.93+   01/25/36      1,666        1,674,085
      Series 2006-OPT3, Class M7(a)                                     6.32+   02/25/36      2,500        2,507,100
      Series 2006-OPT1, Class M7(a)                                     6.52+   12/25/35      5,000        5,025,185
      Series 2006-OPT2, Class M7(a)                                     6.57+   01/25/36      1,500        1,507,599
                                                                                                       -------------
                                                                                                          10,713,969
                                                                                                       -------------
   Lehman ABS Manufactured Housing Contract
      Series 2002-A, Class A(a)                                         5.77+   06/15/33      8,499@       8,495,116
      Series 2002-A, Class M1                                           6.57+   06/15/33      3,850        3,886,123
                                                                                                       -------------
                                                                                                          12,381,239
                                                                                                       -------------
   Lehman Brothers Small Balance Commercial
      Series 2005-1A, Class M1*                                         5.67+   02/25/30      2,343        2,362,775
      Series 2005-1A, Class B*                                          6.27+   02/25/30      1,443        1,454,074
                                                                                                       -------------
                                                                                                           3,816,849
                                                                                                       -------------
   Morgan Stanley Home Equity Loans
      Series 2005-1, Class M2(a)                                        5.79+   12/25/34      5,000        5,025,125
   Option One Mortgage Loan Trust
      Series 2006-1, Class M7(a)                                        6.47+   01/25/36      3,500        3,534,615
      Series 2006-1, Class M8(a)                                        6.72+   01/25/36     10,000       10,048,200

HYPERION COLLATERALIZED SECURITIES FUND, INC.
PORTFOLIO OF INVESTMENTS (UNAUDITED)
October 31, 2006

                                                                                           PRINCIPAL
                                                                    INTEREST                 AMOUNT
                                                                      RATE      MATURITY     (000S)        VALUE
                                                                   ---------    --------   ---------   -------------
ASSET-BACKED SECURITIES (CONTINUED)
      Series 2005-5, Class M8(a)                                        6.87%+  12/25/35   $  4,000    $   4,077,664
      Series 2005-4, Class M9(a)                                        6.97+   11/25/35      7,000        7,048,545
      Series 2005-5, Class M10(a)                                       7.57+   12/25/35      2,947        2,654,988
      Series 2006-1, Class M9(a)                                        7.62+   01/25/36      2,500        2,528,650
      Series 2005-4, Class M10(a)                                       7.82+   11/25/35     12,000       11,150,628
      Series 2006-1, Class M10* (a)                                     7.82+   01/25/36        900          824,769
      Series 2005-1, Class M9(a)                                        8.32+   02/25/35      3,000        2,867,847
      Series 2005-1, Class M8(a)                                        8.57+   02/25/35      2,000        1,941,964
      Series 2005-2, Class M8(a)                                        8.57+   05/25/35      6,000        5,984,046
      Series 2004-1, Class M7* (a)                                      8.82+   01/25/34      4,800        4,416,000
                                                                                                       -------------
                                                                                                          57,077,916
                                                                                                       -------------
   Park Place Securities Inc
      Series 2005-WHQ2, Class M10(a)                                    7.82+   05/25/35      4,750        4,180,000
   People's Financial Realty Mortgage Securities Trust
      Series 2006-1, Class B2(a)                                        7.22+   07/25/36      7,714        7,731,951
   Porter Square CDO
      Series 1A, Class C*                                               9.17+   08/15/38      2,000        2,045,000
   Quest Mortgage Securities Trust
      Series 2005-X1, Class M7* (a)                                     7.62+   03/25/35      5,130        4,944,346
   Quest Trust
      Series 2006-X2, Class M3* (a)                                     6.03+   09/25/36      3,360        3,267,600
      Series 2006-X2, Class M4* (a)                                     6.23+   08/25/36      4,421        4,288,370
      Series 2006-X2, Class M5* (a)                                     6.28+   08/25/36      3,714        3,584,010
      Series 2006-X2, Class M6* (a)                                     6.33+   08/25/36      2,360        2,271,500
      Series 2005-X2, Class M1* (a)                                     6.82+   12/25/35      5,761        5,781,452
                                                                                                       -------------
                                                                                                          19,192,932
                                                                                                       -------------
   Renaissance Home Equity Loan Trust
      Series 2006-3, Class AF1(a)                                       5.92    11/25/36     11,860@      11,867,485
   Residential Asset Mortgage Products, Inc.
      Series 2006-RZ1, Class M6(a)                                      6.02+   03/25/36      4,250        4,285,980
   Residential Asset Securities Corp.
      Series 2006-KS3, Class M7(a)                                      6.37+   04/25/36      3,000        3,071,160
   Sail Net Interest Margin Notes
      Series 2004-BNCA, Class B*                                        6.75    09/27/34        795          476,894
      Series 2004-BN2A, Class B*                                        7.00    12/27/34        355          263,563
                                                                                                       -------------
                                                                                                             740,457
                                                                                                       -------------
   Securitized Asset Backed Receivables Trust
      Series 2005-OP1, Class M1(a)                                      5.73+   01/25/35     10,214       10,260,086
      Series 2005-FR1, Class M1(a)                                      5.77+   12/25/34      7,500        7,542,945
      Series 2006-OP1, Class B1(a)                                      6.52+   10/25/35      8,967        9,039,184
      Series 2005-OP1, Class B4* (a)                                    8.82+   01/25/35      5,500        5,188,540
                                                                                                       -------------
                                                                                                          32,030,755
                                                                                                       -------------
   SG Mortgage Securities Trust
      Series 2005-OPT1, Class M7(a)                                     6.45+   10/25/35      1,000        1,003,096
      Series 2005-OPT1, Class M9(a)                                     6.97+   10/25/35      1,087        1,073,946
                                                                                                       -------------
                                                                                                           2,077,042
                                                                                                       -------------
   Soundview Home Equtiy Loan Trust
      Series 2005-A, Class A(a)                                         5.49+   04/25/35      2,149@       2,149,940
      Series 2005-DO1, Class M1(a)                                      5.74+   05/25/35      3,500        3,512,722
      Series 2006-OPT3, Class M6(a)                                     6.32+   06/25/36      6,000        6,020,640
      Series 2005-OPT1, Class M7(a)                                     6.32+   06/25/35      3,250        3,241,488
      Series 2006-OPT2, Class M6(a)                                     6.32+   05/25/36     10,000       10,019,830
      Series 2006-OPT1, Class M6(a)                                     6.42+   03/25/36      3,000        3,009,885
      Series 2005-OPT1, Class M8(a)                                     7.07+   06/25/35      7,500        7,540,320
      Series 2006-OPT3, Class M8(a)                                     7.32+   06/25/36     11,000       11,000,000
      Series 2005-4, Class M10* (a)                                     7.82+   03/25/36      1,500        1,383,083
      Series 2006-OPT3, Class M9* (a)                                   7.82+   06/25/36      2,000        1,828,438

HYPERION COLLATERALIZED SECURITIES FUND, INC.
PORTFOLIO OF INVESTMENTS (UNAUDITED)
October 31, 2006

                                                                                           PRINCIPAL
                                                                    INTEREST                 AMOUNT
                                                                      RATE      MATURITY     (000S)        VALUE
                                                                   ---------    --------   ---------   -------------
ASSET-BACKED SECURITIES  (CONTINUED)
      Series 2005-A, Class M11* (a)                                     8.32%+  04/25/35   $  3,725    $   3,249,846
      Series 2005-OPT1, Class M9(a)                                     8.57+   06/25/35      2,500        2,502,038
      Series 2005-DO1, Class M10(a)                                     8.57+   05/25/35      1,100        1,045,835
      Series 2005-DO1, Class M11(a)                                     8.57+   05/25/35      3,078        2,758,294
                                                                                                       -------------
                                                                                                          59,262,359
                                                                                                       -------------
   Structured Asset Investment Loan Trust
      Series 2005-9, Class M7(a)                                        6.57+   11/25/35      7,464        7,500,790
      Series 2004-8, Class B1(a)                                        7.82+   09/25/34      4,803        4,577,211
                                                                                                       -------------
                                                                                                          12,078,001
                                                                                                       -------------
   Structured Asset Securities Corp.
      Series 2005-S4, Class A(b)                                   4.50/4.50    08/25/35      4,836@       4,753,786
      Series 2005-WF1, Class M2(a)                                      5.79+   02/25/35      6,100@       6,122,777
      Series 2006-WF1, Class M7(a)                                      6.27+   02/25/36      3,438        3,447,410
      Series 2004-GEL3, Class M1(a)                                     6.37+   08/25/34      8,534@       8,605,020
      Series 2002-HF1, Class B* (a)                                     9.47+   01/25/33      2,286        1,419,248
                                                                                                       -------------
                                                                                                          24,348,241
                                                                                                       -------------
   UCFC Home Equity Loan
      Series 1998-D, Class BF1                                          8.97    04/15/30         37           36,845
   Vanderbilt Mortgage Finance
      Series 1998-A, Class 2B2(a)                                       6.32+   08/07/13      1,519        1,518,779
      Series 1998-D, Class 2B2(a)                                       8.07+   07/07/15      3,116        3,116,921
                                                                                                       -------------
                                                                                                           4,635,700
                                                                                                       -------------
   Wells Fargo Home Equity Trust
      Series 2005-2, Class M8(a)                                        6.50+   10/25/35      2,576        2,589,171
      Series 2005-2, Class M10(a)                                       7.82+   10/25/35      8,737        8,297,188
                                                                                                       -------------
                                                                                                          10,886,359
                                                                                                       -------------
TOTAL ASSET-BACKED SECURITIES
   (Cost - $615,176,990)                                                                                 621,588,010
                                                                                                       -------------
NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES  - 28.7%

SUBORDINATED COLLATERALIZED MORTGAGE OBLIGATIONS  - 28.7%
   Bella Vista Mortgage Trust
      Series 2005-1, Class B1(a)                                        5.82+   01/22/45      7,925@       7,960,440
   Countrywide Home Loans
      Series 2004-29, Class 1A2(a)                                      5.77+   02/25/35      1,701@       1,710,272
      Series 2004-29, Class 1B1(a)                                      6.17+   02/25/35      3,528@       3,544,889
      Series 2005-7, Class IB2(a)                                       6.82+   03/25/35        868          869,898
      Series 2005-9, Class B1(a)                                        7.27+   05/25/35      2,994        2,948,910
                                                                                                       -------------
                                                                                                           9,073,969
                                                                                                       -------------
   G3 Mortgage Reinsurance Ltd.
      Series 1, Class E*                                               25.32+   05/25/08      2,090        2,230,352
   Harborview Mortgage Loan Trust
      Series 2005-2, Class B1(a)                                        5.79+   05/19/35      9,970@       9,984,891
      Series 2005-1, Class B1(a)                                        5.82+   03/19/35      9,886@       9,968,430
      Series 2004-11, Class B2(a)                                       6.47+   01/19/35     14,917@      15,065,270
      Series 2004-8, Class B4(a)                                        6.57+   11/19/34      2,801        2,538,816
      Series 2004-10, Class B4(a)                                       6.82+   01/19/35      1,770        1,634,183
      Series 2005-1, Class B4* (a)                                      7.07+   03/19/35      8,675        7,873,059
      Series 2005-2, Class B4* (a)                                      7.07+   05/19/35      1,358        1,209,627
                                                                                                       -------------
                                                                                                          48,274,276
                                                                                                       -------------
   RESI Finance LP
      Series 2005-C, Class B4*                                          5.97+   09/10/37      5,531        5,558,678
      Series 2004-B, Class B3*                                          6.22+   02/10/36      6,039@       6,124,341
      Series 2005-D, Class B6*                                          7.57+   12/15/37      2,057        2,062,523
                                                                                                       -------------
                                                                                                          13,745,542
                                                                                                       -------------

HYPERION COLLATERALIZED SECURITIES FUND, INC.
PORTFOLIO OF INVESTMENTS (UNAUDITED)
October 31, 2006

                                                                                           PRINCIPAL
                                                                    INTEREST                 AMOUNT
                                                                      RATE      MATURITY     (000S)        VALUE
                                                                   ---------    --------   ---------   -------------
NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES (CONTINUED)

   Residential Funding Mortgage Security I
      Series 2006-S1, B2                                                5.75%   01/25/36   $    548    $     381,242
      Series 2006-S1, Class B1                                          5.75    01/25/36        714          613,193
      Series 2006-S1, Class B3                                          5.75    01/25/36        382          141,429
                                                                                                       -------------
                                                                                                           1,135,864
                                                                                                       -------------
   Resix Financial Ltd. Credit-Linked Note
      Series 2005-B, Class B7*                                          8.42+   06/10/37      5,746        5,688,536
      Series 2005-C, Class B7*                                          8.42+   09/10/37      4,925        4,925,186
      Series 2006-1, Class B7*                                          8.57+   12/25/37        886          885,692
      Series 2004-C, Class B7*                                          8.82+   09/10/36      3,785        3,815,164
      Series 2005-C, Class B8*                                          9.07+   09/10/37      3,448        3,439,187
      Series 2005-B, Class B8*                                          9.22+   06/10/37      1,716        1,698,848
      Series 2004-B, Class B7*                                          9.32+   02/10/36      1,717        1,733,742
      Series 2006-C, Class B9*                                          9.47+   07/15/38      2,999        2,999,466
      Series 2004-A, Class B7*                                          9.57+   02/10/36      1,656        1,681,199
      Series 2005-D, Class B7*                                          9.57+   12/15/37      2,640        2,666,814
      Series 2006-1, Class B9*                                         10.32+   12/25/37        842          841,626
      Series 2003-D, Class B7*                                         11.07+   12/10/35      4,547        4,677,288
      Series 2005-D, Class B8*                                         11.07+   12/15/37      2,460        2,490,950
      Series 2003-C, Class B7*                                         11.32+   09/10/35      4,774        4,970,985
      Series 2003-CB1, Class B7*                                       11.32+   06/10/35      2,846        2,920,721
      Series 2006-1, Class B10*                                        12.57+   12/25/37        421          420,810
      Series 2006-C, Class B11*                                        12.57+   07/15/38      2,500        2,499,555
      Series 2006-C, Class B12*                                        14.57+   07/15/38      3,661        3,661,349
                                                                                                       -------------
                                                                                                          52,017,118
                                                                                                       -------------
   Sequoia Mortgage Trust
      Series 2005-3, Class B1(a)                                        5.69+   05/20/35      5,866@       5,877,551
      Series 2004-10, Class B1(a)                                       5.82+   11/20/34      3,389@       3,400,867
      Series 2004-3, Class M1(a)                                        5.82+   05/20/34      9,800@       9,800,402
      Series 2004-9, Class B1(a)                                        5.83+   10/20/34      5,974@       5,994,955
      Series 2004-3, Class M2(a)                                        6.22+   05/20/34      2,000        2,000,180
                                                                                                       -------------
                                                                                                          27,073,955
                                                                                                       -------------
   Structured Adjustable Rate Mortgage Loan Trust
      Series 2005-5, Class A3                                           5.55+   05/25/35      2,441@       2,443,379
      Series 2005-7, Class B42                                          6.62+   03/25/35      1,047        1,041,786
      Series 2005-7, Class B52                                          6.62+   03/25/35        747          710,807
                                                                                                       -------------
                                                                                                           4,195,972
                                                                                                       -------------
   Washington Mutual
      Series 2005-AR1, Class B2(a)                                      6.27+   01/25/45      4,997@       5,074,692
      Series 2005-AR2, Class B10(a)                                     6.53+   01/25/45      8,836        7,900,863
                                                                                                       -------------
                                                                                                          12,975,555
                                                                                                       -------------
   Wells Fargo Mortgage Backed Securities Trust
      Series 2006-AR6, Class VA1                                        5.11    03/25/36      9,624@       9,535,797
      Series 2006-AR13, Class B1                                        5.76    09/25/36      6,874        6,919,190
      Series 2006-AR13, Class B5*                                       5.76    09/25/36      1,160          892,096
      Series 2006-AR13, Class B6*                                       5.76    09/25/36      1,510          562,537
      Series 2006-14, Class B4*                                         6.00    11/25/36      1,675        1,459,868
      Series 2006-15, Class B5*                                         6.00    11/25/36      2,400        1,608,000
      Series 2006-15, Class B6*                                         6.00    11/25/36      2,560        1,017,607
                                                                                                       -------------
                                                                                                          21,995,095
                                                                                                       -------------
TOTAL SUBORDINATED COLLATERALIZED MORTGAGE OBLIGATIONS
   (Cost - $199,191,909)                                                                                 200,678,138
                                                                                                       -------------
TOTAL NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES
   (Cost - $199,191,909)                                                                                 200,678,138
                                                                                                       -------------

HYPERION COLLATERALIZED SECURITIES FUND, INC.
PORTFOLIO OF INVESTMENTS (UNAUDITED)
October 31, 2006

                                                                                           PRINCIPAL
                                                                    INTEREST                 AMOUNT
                                                                      RATE      MATURITY     (000S)        VALUE
                                                                   ---------    --------   ---------   -------------
INTEREST ONLY SECURITIES  - 2.6%
   Countrywide Alternative Loan Trust
      Series 2005-56, Class 1X                                          1.26%   11/25/35   $215,708    $   6,875,684
   Residential Accredit Loans, Inc.
      Series 2006-Q01, Class X3                                         1.03    02/25/46    198,637       11,297,492
                                                                                                       -------------
TOTAL INTEREST ONLY SECURITIES
   (Cost - $19,490,177)                                                                                   18,173,176
                                                                                                       -------------
TOTAL INVESTMENTS - 120.4%
   (Cost - $833,859,076)                                                                                 840,439,324
LIABILITIES IN EXCESS OF OTHER ASSETS - (20.4)%                                                         (142,412,362)
                                                                                                       -------------
NET ASSETS - 100.0%                                                                                    $ 698,026,962
                                                                                                       =============

@    -- PORTION OR ENTIRE PRINCIPAL AMOUNT DELIVERED AS COLLATERAL FOR REVERSE
        REPURCHASE AGREEMENTS.

* -- SECURITY EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT OF 1933. THESE SECURITIES MAY ONLY BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION, NORMALLY TO QUALIFIED INSTITUTIONAL BUYERS.

+    -- VARIABLE RATE SECURITY - INTEREST RATE IS IN EFFECT AS OF OCTOBER 31,
        2006.

(A) -- SECURITY IS A "STEP-UP" BOND WHERE COUPON INCREASES OR STEPS UP AT A PREDETERMINED DATE. AT THAT DATE THE COUPON INCREASES TO LIBOR PLUS A PREDETERMINED MARGIN.

(B) -- SECURITY IS A "STEP UP" BOND WHERE COUPON INCREASES OR STEPS UP AT A PREDETERMINED DATE. RATES SHOWN ARE CURRENT COUPON AND NEXT COUPON RATE WHEN SECURITY STEPS UP.

CDO  -- COLLATERALIZED DEBT OBLIGATION

/\   -- AT OCTOBER 31, 2006, THE AGGREGATE COST OF INVESTMENTS FOR INCOME TAX
        PURPOSES WAS $833,859,076. NET UNREALIZED APPRECIATION AGGREGATED $6,580,248 OF WHICH $13,957,746 RELATED TO APPRECIATED INVESTMENT SECURITIES AND $7,377,498 RELATED TO DEPRECIATED INVESTMENT SECURITIES.

HYPERION COLLATERALIZED SECURITIES FUND, INC.
October 31, 2006




Valuation of Investments: Securities held by the Fund are valued based upon the current bid price where market quotations are readily available. Securities for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures approved by the Fund's Board of Directors. As a general rule, the current fair value of a security would appear to be the amount which the Fund could expect to receive upon its current sale. Some of the general factors that are considered in determining fair value include the fundamental analytic data relating to the investment and an evaluation of the forces which influence the market in which these securities are purchased and sold. Determination of fair value involves subjective judgment, as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction. Debt securities having a remaining maturity of sixty days or less when purchased and debt securities originally purchased with maturities in excess of sixty days but which currently have maturities of sixty days or less are valued at amortized cost.

The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic developments in a specific industry or region. The value of mortgage-backed securities can be significantly affected by changes in interest rates or in the financial conditions of an issuer or market.

Reverse Repurchase agreements: The Fund may enter into reverse repurchase agreements with the same parties with whom it may enter into repurchase agreements. Under a reverse repurchase agreement, the Fund sells securities and agrees to repurchase them at a mutually agreed upon date and price. Under the 1940 Act, reverse repurchase agreements will be regarded as a form of borrowing by the Fund unless, at the time it enters into a reverse repurchase agreement, it establishes and maintains a segregated account with its custodian containing securities from its portfolio having a value not less than the repurchase price (including accrued interest). The Fund has established and maintained such an account for each of its reverse repurchase agreements.

Reverse repurchase agreements involve the risk that the market value of the securities retained in lieu of sale by the Fund may decline below the price of the securities the Fund has sold but is obligated to repurchase. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund's obligation to repurchase the securities, and the Fund's use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.

At October 31, 2006, the Fund had the following reverse repurchase agreements outstanding:

                                                                                        MATURITY
FACE VALUE                                 DESCRIPTION                                    AMOUNT
------------    --------------------------------------------------------------------   ------------
$  9,188,000    Bank of America, 5.42%, dated 10/19/06, maturity date 12/19/06         $  9,272,382
   3,253,000    Bank of America, 5.42%, dated 10/19/06, maturity date 12/19/06            3,282,875
   3,324,000    Bank of America, 5.45%, dated 10/19/06, maturity date 12/19/06            3,354,696
   1,344,000    Bank of America, 5.40%, dated 10/19/06, maturity date 12/19/06            1,356,298
   4,427,000    Bear Stearns, 5.50%, dated 09/28/06, maturity date 11/28/06               4,468,257
   5,833,000    Greenwich Capital, 5.39%, dated 10/24/06, maturity date 11/13/06          5,850,450
  13,543,000    Greenwich Capital, 5.47%, dated 10/24/06, maturity date 11/13/06         13,584,118
   5,679,000    Greenwich Capital, 5.41%, dated 10/25/06, maturity date 11/13/06          5,695,215
   7,538,000    Greenwich Capital, 5.41%, dated 10/25/06, maturity date 11/13/06          7,559,523
   9,403,000    Greenwich Capital, 5.41%, dated 10/25/06, maturity date 11/13/06          9,429,848
   9,489,000    Greenwich Capital, 5.41%, dated 10/25/06, maturity date 11/13/06          9,516,094
   2,047,000    Lehman Brothers, Inc., 5.39%, dated 10/26/06, maturity date 12/18/06      2,063,244
   4,560,000    Lehman Brothers, Inc., 5.42%, dated 10/26/06, maturity date 12/18/06      4,596,386
   5,566,000    Lehman Brothers, Inc., 5.42%, dated 10/26/06, maturity date 12/18/06      5,610,414
   8,114,000    Lehman Brothers, Inc., 5.40%, dated 10/18/06, maturity date 12/18/06      8,188,243
   8,202,000    Lehman Brothers, Inc., 5.40%, dated 10/18/06, maturity date 12/18/06      8,277,048
  14,315,000    Lehman Brothers, Inc., 5.36%, dated 10/30/06, maturity date 11/6/06      14,329,919
  11,429,000    Lehman Brothers, Inc., 5.40%, dated 10/18/06, maturity date 12/18/06     11,533,575
   9,051,000    Lehman Brothers, Inc., 5.40%, dated 10/18/06, maturity date 12/18/06      9,133,817
   4,264,000    Lehman Brothers, Inc., 5.42%, dated 10/30/06, maturity date 12/4/06       4,286,469
   5,530,000    Lehman Brothers, Inc., 5.42%, dated 10/30/06, maturity date 12/4/06       5,559,140

HYPERION COLLATERALIZED SECURITIES FUND, INC.
October 31, 2006

   2,573,000    Lehman Brothers, Inc., 5.40%, dated 10/18/06, maturity date 12/18/06      2,596,543
   5,540,000    Morgan Stanley, Inc., 5.45%, dated 10/19/06, maturity date 12/19/06       5,591,160
------------                                                                           ------------
$154,212,000
============

                Maturity Amount, Including Interest Payable                            $155,135,714
                                                                                       ------------

                Market Value of Assets Sold Under Agreements                           $164,434,076
                                                                                       ------------

                Weighted Average Interest Rate
                                                                                               5.41%
                                                                                       ------------

The average daily balance of reverse repurchase agreements outstanding during the period ended October 31, 2006, was approximately $164,363,967 at a weighted average interest rate of 5.45%. The maximum amount of reverse repurchase agreements outstanding at any time during the period was $168,477,132 as of September 28, 2006 which was 19.70% of total assets.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant's principal executive officer and principal financial officer have concluded that the Registrant's Disclosure Controls and Procedures are effective, based on their evaluation of such Disclosure Controls and Procedures as of a date within 90 days of the filing of this report on Form N-Q.

(b) As of the date of filing this Form N-Q, the Registrant's principal executive officer and principal financial officer are aware of no changes in the Registrant's internal control over financial reporting that occurred during the Registrant's last fiscal quarter that has materially affected or is reasonably likely to materially affect the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS

(a) Certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act. Filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HYPERION COLLATERALIZED SECURITIES FUND, INC.


By: /s/ Clifford E. Lai
    ---------------------------------
    Clifford E. Lai
    Principal Executive Officer

Date: December 22, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By: /s/ Clifford E. Lai
    ---------------------------------
    Clifford E. Lai
    Principal Executive Officer

Date: December 22, 2006


By: /s/ Thomas F. Doodian
    ---------------------------------
    Thomas F. Doodian
    Treasurer and Principal
    Financial Officer

Date: December 21, 2006